Securities Financing Activities	6 Months Ended
Jun. 30, 2011
Securities Financing Transactions Disclosures [Abstract]
SECURITIES FINANCING ACTIVITIES
SECURITIES FINANCING ACTIVITIES
For a discussion of accounting policies relating to securities financing activities, see Note 13 on page 219 of JPMorgan Chase’s 2010 Annual Report. For further information regarding securities borrowed and securities lending agreements for which the fair value option has been elected, see Note 4 on pages 114–116 of this Form 10-Q.
The following table details the Firm’s securities financing agreements, all of which are accounted for as collateralized financings during the periods presented.

(in millions)	June 30, 2011	December 31, 2010
Securities purchased under resale agreements(a)	$213,074	$222,302
Securities borrowed(b)	121,493	123,587
Securities sold under repurchase agreements(c)	$229,666	$262,722
Securities loaned	22,939	10,592

(a)	At June 30, 2011, and December 31, 2010, included resale agreements of $21.3 billion and $20.3 billion, respectively, accounted for at fair value.

(b)	At June 30, 2011, and December 31, 2010, included securities borrowed of $14.8 billion and $14.0 billion, respectively, accounted for at fair value.

(c)	At June 30, 2011, and December 31, 2010, included repurchase agreements of $6.6 billion and $4.1 billion, respectively, accounted for at fair value.

The amounts reported in the table above were reduced by $109.4 billion and $112.7 billion at June 30, 2011, and December 31, 2010, respectively, as a result of agreements in effect that meet the specified conditions for net presentation under applicable accounting guidance.
For further information regarding assets pledged and collateral received in securities financing agreements, see Note 22 on page 171 of this Form 10-Q.